Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statement of cash flows - VIE's [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)	$ 17,620,812	$ 30,380,361	$ (13,091,790)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	(16,079,196)	(33,449,939)	11,991,588
Shares-based compensation	310,630	570,000	1,097,415
Due from intercompany and others	(4,000,000)	(364)
Net cash (used in) operating activities	(2,147,754)	(2,499,942)	(2,787)
Payments made for investment in subsidiaries	(40,202,189)
Net cash (used in) investing activities	(40,202,189)
Proceeds from issuance of shares and warrants		70,794,465
Repayment of related party loans	(2,500,000)
Purchase of treasury shares	(355,844)
Net cash (used in) provided by financing activities	(2,855,844)	70,794,465
Net (decrease) increase in cash and cash equivalents	(45,205,787)	68,294,523	(2,787)
Cash and cash equivalents at beginning of the year	68,296,949	2,426	5,213
Cash and cash equivalents at end of the year	$ 23,091,162	$ 68,296,949	$ 2,426